Dilutive convertible securities - Potentially dilutive securities convertible into common shares that were excluded from the calculation of diluted net income (loss) per share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Basic and Diluted Net Loss per Common Share
Total	9,258,046	15,176,274	9,258,046	15,176,274	14,698,491	1,103,420
Stock Options
Basic and Diluted Net Loss per Common Share
Total	509,133	210,067	509,133	210,067	509,133	59,067
Series A Convertible Preferred stock
Basic and Diluted Net Loss per Common Share
Total	560,171	6,762,090	560,171	6,762,090	5,985,519
Warrants
Basic and Diluted Net Loss per Common Share
Total	8,188,742	8,204,117	8,188,742	8,204,117	8,203,839	1,004,115
RSUs
Basic and Diluted Net Loss per Common Share
Total						40,238